COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES

33. COMMITMENTS AND CONTINGENCIES

33.1 Operating lease commitments

The Group has entered into operating lease arrangements relating to the use of certain premises and internet data centers. Future minimum lease payments for non-cancellable operating leases as of December 31, 2016 are as follows:

	RMB	US$
		(Note 3)
2017	3,276,215	471,873
2018	273,391	39,377
2019	—	—
2020	—	—
2021	—	—

	3,549,606	511,250

Total rental expenses amounted to RMB22.2 million, RMB19.4 million and RMB12.7 million (US$1.8 million) for the years ended December 31, 2014, 2015 and 2016, respectively.

33.2 Other operating commitments

The Group is financing the development of CrossFire New Mobile Game through fund-raising on Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2016, the Group had raised RMB57.5 million (US$8.3 million), and the Group plans to raise an additional RMB100 million (US$14.4 million) in 2017 until the game is launched. Under this fund raising arrangement, the Group will share certain percentages of the revenues from Cross Fire New Mobile Game to the investors providing funding to the Group. The revenues to be shared to the investors will be deposited to a bank account monitored by the Group, Inner Mongolia Culture Assets and Equity Exchange and the funding advisor. The Group had also committed to spend certain amounts of the fund raised in the marketing, game server purchases and research and development costs of Cross Fire New Mobile Game.

In August 2016, the Group granted a third party consultant 1,000,000 option as reward, which provided consulting service to the RMB157.5 million financing plan of Cross Fire Mobile Game with Inner Mongolia Culture Assets and Equity Exchange. The option would be vested in accordance with the schedule of the actual funding to be received. In October 2016, 365,079 options were vested after the Group received the first funding of RMB57.5 million. As December 31 of 2016, there are still 634,921 options remain unvested.

In October 2016, the Group entered into a game development agreement with a third party game developer. According to the agreement, the Group will pay RMB8.6 million (US$1.2 million) to the third party game developer as development fee. As December 31, 2016, the Group had paid RMB1.8 million (US$0.3 million) to the third party game developer. In addition, the Group is subject to additional contingent payments to be calculated based on certain percentages of the future revenue from the game.

In December 2016, the Group entered into an agreement with the third party investors of Jiucheng Advertisement, an equity-method investee. According to the agreement, the Group will need to repurchase the 19.11% equity interest of Jiucheng Advertisement with total amount of RMB18.3 million (US$2.6 million) from those third party investors if Jiucheng Advertisement does not get listed on the National Equities Exchange and Quotations, commonly known as the New Third Board, before December 31, 2017.

33.3 Contingencies

In June 2016, Asian Development borrowed a total of HK$92.3 million (US$11.9 million) from a financial services company at an annual interest rate of 2% for a term of 24 months, which is secured by a pledge of 417,440,000 shares of L&A (Note 18). Pursuant to the financing agreement (“Agreement”), such loan is considered as default since the market price of the pledged shares had fallen below the collateralized stock price by more than 35% for ten consecutive trading days and Asian Development had not made any remediation pursuant to the Agreement. Upon default, the lender shall be entitled to foreclose the pledged shares and become the legal and beneficial owner of the pledged shares. If the market value of the pledged shares cannot cover the total outstanding amount owed by Asian Development to the lender under the Agreement, the lender may claim against Asian Development to recover any outstanding amounts under the Agreement, in addition to foreclosure of the Pledged Securities as mentioned above. The Group may be subject to other legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the business or financial condition.